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January 15, 2013	Nathan Briggs (202) 626-3909 (202) 383-9308 Nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Income Solutions Fund

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of DoubleLine Income Solutions Fund, a Massachusetts business trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $136.40 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs
Nathan D. Briggs

cc:	Keith T. Kirk

Timothy W. Diggins